Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events
Note 10- Subsequent Events

On July 29, 2013, each of William Schmitz, Chief Executive Officer, Molly Hedges, Chief Financial Officer, Mark Matthews, President, and Adeeb Saba, Vice President of Operations (collectively, the “Executives”), entered into a Termination of Employment Agreement with Arista Power.  Pursuant to such Termination of Employment Agreements, each of the Executives terminated their respective Employment Agreement with Arista Power, effective July 29, 2013.  On July 29, 2013, each of the Executives agreed to become at-will employees of Arista Power with significant reductions in his or her applicable cash compensation, including a portion of back-pay.  On July 31, 2013, William A. Schmitz resigned as the President of Arista Power.  Mr. Schmitz remains the Chief Executive Officer of Arista Power and a member of the Board of Directors of Arista Power and the Board of Directors of Arista Power appointed Mark Matthews as President of Arista Power and elected him as a Director of the Company, effective July 31, 2013.   The Executives were awarded stock options on July 31, 2013, with varying vesting dates.  The options have a ten year life and an exercise price of $.38 per share, which is the closing market price of the Company’s common stock on the OTC Bulletin Board as of the grant date.

On July 31, 2013, the Compensation Committee of the Board of Directors of Arista Power approved the repricing of all outstanding stock options to purchase common stock of the Company  held by officers (including the principal executive officer, principal financial officer, and named executive officers of Arista Power), other employees, current and former non-employee directors, employees and independent contractors with exercise prices in excess of $0.75 per share of common stock previously granted under the Amended and Restated 2008 Equity Incentive Plan.  As a result, the exercise price of the Options was lowered to $0.75 per share of common stock. There was no change in the number of shares subject to each option, vesting or other terms of the options.  The Compensation Committee of the Board of Directors effectuated the repricing to realign the value of the outstanding options with their intended purpose, which is to retain and motivate the holders of the options to continue to work in the best interests of Arista Power. Prior to the repricing, many of the options had exercise prices well above the recent market prices of the Company's common stock on the OTC Bulletin Board.

On July 31, 2013, the Company sold pursuant to a Securities Purchase Agreement an aggregate of 4,420,000 shares of its common stock, par value $.002 per share and five-year warrants, which vested in full upon issuance, to purchase a total of 2,210,000 additional shares of Common Stock at a purchase price of $0.30 per share to 12 institutional and private investors for a total of $1,105,000 in gross proceeds from the sales.  On August 8, 2013, the Company sold pursuant to a Securities Purchase Agreement an aggregate of 600,000 shares of its common stock, par value $.002 per share and five-year warrants, which vested in full upon issuance, to purchase a total of 300,000 additional shares of common stock at a purchase price of $0.30 per share for a total of $150,000 in gross proceeds. The Warrant and Securities Purchase Agreement have customary anti-dilution protections and registration rights.  The Company has agreed to register with the Securities and Exchange Commission the Common Stock purchased pursuant to the Securities Purchase Agreement and the shares of Common Stock issuable pursuant to the Warrants on a Form S-3.

On August 8, 2013, the Company entered into an agreement with a customer to sell a 166kW solar PV system for $574,000, which is expected to be installed during the first half of the fourth quarter of 2013.

Note 11 – Subsequent Events

On February 4, 2013, the Company entered into a lease modification , a purchase agreement and a warrant to purchase common stock with 1999 Mt. RB, LLC, the Company’s landlord at 1999 Mt. Read Boulevard, Rochester, New York.

Pursuant to the terms and conditions of the purchase agreement, the Company sold to 1999 Mt. RB 390,394 shares of our common stock in exchange for (1) the satisfaction of amounts due to 1999 Mt. RB pursuant to the original lease  and (2) free rent, CAM charges and real estate taxes from February 1, 2013 through November 30, 2013 pursuant to the lease amendment.  Pursuant to the terms and conditions of the warrant agreement, the Company issued to 1999 Mt. RB a warrant to purchase up to 600,000 shares of the Company’s common stock for a purchase price of $1.00 per share.  The warrant vested in full upon issuance, and expires on February 4, 2014.  The warrant and purchase agreement have customary anti-dilution protections.

The lease amendment amended the lease, dated June 9, 2010, between the Company and 1999 Mt. RB, and provides, among other things: (1) the leasing of approximately 20,096 square feet at 1999 Mt. Read Boulevard, Rochester, New York; (2) a lease term that runs from February 1, 2013 through November 30, 2018, (3) two five-year renewal options at the option of Arista Power; (4) the Free Rent Period; and (5) base rent starting on November 30, 2013 at a price of $3.50 per square foot per year with annual increases of 3%.
In January 2012, the Company issued 10,000 shares of common stock to a corporate attorney for services rendered, which totaled $10,000.